Common Stock:	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 8 – Common Stock:

During the six months ended June 30, 2016, three holders of 4,300 total shares of the Company’s Series B Convertible Preferred Stock, par value $0.0001 per share converted those shares into 430,000 shares of Neurotrope’s Common Stock and three holders of 27,364 warrants exercisable at $0.01 per share of Common Stock exercised their warrants into 27,364 shares of Common Stock

On April 12, 2016, the stockholders of the Company approved to increase the number of authorized shares of our Common Stock to 400,000,000 shares.

Note 8 – Common Stock:

During the year ended December 31, 2015, upon the consent of the holders of the majority of outstanding shares of Series A Stock, 228 holders of 21,363,000 total shares of Series A Stock converted that Series A Stock into 24,571,077 shares of Neurotrope’s common stock consisting of 21,363,000 common shares based upon the holders’ original positions plus an additional 3,208,077 resulting from weighted average anti-dilution triggered by the vote of the Company’s stockholders in November 2015 (see Note 9 below). In addition, 14 holders of 565,061 warrants exercisable at $0.01 per share of common stock exercised their warrants for an aggregate of 565,061 shares of common stock. During the year ended December 31, 2014, ten holders of 1,637,000 total shares of Series A Stock converted that Series A Stock into 1,637,000 shares of Neurotrope’s common stock and five holders of 613,228 warrants exercisable at $0.01 per share of common stock exercised their warrants for an aggregate of 613,228 shares of Neurotrope’s common stock.